INTANGIBLE ASSETS - Acquisition of spectrums (Details) ₴ in Millions, ৳ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2018 USD ($) MHz lot	Mar. 31, 2018 UAH (₴) MHz lot	Feb. 28, 2018 USD ($) MHz	Feb. 28, 2018 BDT (৳)	Jan. 31, 2018 USD ($) MHz license	Jan. 31, 2018 UAH (₴) MHz license
Intangible assets
Number of 4G/LTE licenses secured | license					3	3
JSC “Kyivstar”
Intangible assets
Number of 4G/LTE licenses secured | license					1	1
Payment of license acquisition cost					$ 32.0	₴ 900
Paired frequency bands					15	15
JSC “Kyivstar” | 1800MHz Band, Tranche One
Intangible assets
Payment of license acquisition cost	$ 47.0	₴ 1,325
Paired frequency bands	25	25
JSC “Kyivstar” | 1800MHz Band, Tranche Two
Intangible assets
Payment of license acquisition cost	$ 53.0	₴ 1,512
Paired frequency bands	5	5
Number of lots of paired frequency bands | lot	2	2
Banglalink Digital Communications Limited
Intangible assets
Payment of license acquisition cost			$ 1.2	৳ 100
Spectrum cost | $			$ 308.6
Percentage of upfront payment			60.00%
Percentage of remaining payment			40.00%
Upfront payment term			4 years	4 years
Amount payable to convert into technology neutral spectrum | $			$ 35.0
Maximum | JSC “Kyivstar”
Intangible assets
Frequency bands					2,600	2,600
Maximum | Banglalink Digital Communications Limited
Intangible assets
Frequency bands			2,100
Converted frequency bands			1,800
Minimum | JSC “Kyivstar”
Intangible assets
Frequency bands	1,800	1,800			1,800	1,800
Minimum | Banglalink Digital Communications Limited
Intangible assets
Frequency bands			1,800
Converted frequency bands			900